UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Short-Term Investment Grade Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)

CORPORATE BONDS (84.7%)

Asset Backed/Commercial Mortgage-Backed Securities (21.0%)
AESOP Funding II LLC	2.75%	7/20/2007	(1)(2)	$32,900	$32,887
AESOP Funding II LLC	2.76%	4/20/2008	(1)(2)	19,020	18,901
American Express Credit Account Master Trust	1.99%	12/15/2008	(1)(3)	14,320	14,346
American Express Credit Account Master Trust	1.99%	2/16/2009	(1)(3)	13,785	13,818
American Express Credit Account Master Trust	1.98%	11/16/2009	(1)(3)	12,375	12,389
American Express Credit Account Master Trust	1.98%	9/15/2010	(1)(3)	23,200	23,265
American Express Credit Account Master Trust	2.32%	11/15/2010	(1)(3)	16,000	16,128
Ameriquest Mortgage Securities Inc.	2.43%	4/25/2033	(1)	3,338	3,332
Bank of America Mortgage Securities	4.428%	8/25/2032	(1)	2,320	2,319
Bank of America Mortgage Securities	4.879%	9/25/2032	(1)	4,992	5,061
Bank of America Mortgage Securities	3.983%	2/25/2033	(1)	7,708	7,697
Bank of America Mortgage Securities	4.183%	5/25/2033	(1)	9,929	9,936
Bank of America Mortgage Securities	3.419%	7/25/2033	(1)	15,112	14,826
Bank of America Mortgage Securities	3.604%	2/25/2034	(1)	14,401	14,203
Bank One Issuance Trust	1.92%	10/15/2008	(1)(3)	58,100	58,157
Bank One Issuance Trust	1.90%	10/15/2009	(1)(3)	19,540	19,543
Bank One Issuance Trust	1.98%	12/15/2010	(1)(3)	25,000	25,073
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	(1)	11,800	11,973
BMW Floorplan Master Owner Trust	1.939%	10/17/2008	(1)(2)(3)	97,500	97,500
BMW Floorplan Master Owner Trust	2.089%	10/17/2008	(1)(2)(3)	8,770	8,775
BMW Vehicle Owner Trust	1.94%	2/25/2007	(1)	29,562	29,503
BMW Vehicle Owner Trust	2.53%	2/25/2008	(1)	36,500	36,380
BMW Vehicle Owner Trust	2.67%	3/25/2008	(1)	35,000	34,963
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.42%	9/25/2008	(1)	48,580	50,344
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.38%	9/25/2008	(1)	8,532	8,852
Capital Auto Receivables Asset Trust	3.05%	9/15/2005	(1)	5,091	5,094
Capital Auto Receivables Asset Trust	2.27%	1/17/2006	(1)	22,500	22,504
Capital Auto Receivables Asset Trust	2.35%	10/16/2006	(1)	30,000	29,944
Capital Auto Receivables Asset Trust	2.64%	11/17/2008	(1)	15,500	15,336
Capital One Master Trust	2.38%	10/15/2010	(1)(3)	23,750	23,936
Capital One Multi-Asset Execution Trust	2.95%	8/17/2009	(1)	56,630	56,772
Capital One Multi-Asset Execution Trust	4.15%	7/16/2012	(1)	37,800	37,953
Capital One Prime Auto Receivables Trust	2.02%	11/15/2007	(1)	14,585	14,500
Capital One Prime Auto Receivables Trust	3.06%	3/17/2008	(1)	11,225	11,275
Chase Credit Card Master Trust	1.90%	5/15/2009	(1)(3)	22,000	22,012
Chase Credit Card Master Trust	1.98%	7/15/2010	(1)(3)	24,900	24,954
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020	(1)	26,310	26,169
Chase Manhattan Auto Owner Trust	2.26%	11/15/2007	(1)	37,900	37,761
Chase Manhattan Auto Owner Trust	2.08%	5/15/2008	(1)	53,500	53,083
Citibank Credit Card Issuance Trust	7.45%	9/15/2007	(1)	24,790	25,743
Citibank Credit Card Issuance Trust	7.05%	9/17/2007	(1)	14,875	15,426
Citibank Credit Card Issuance Trust	2.70%	1/15/2008	(1)	35,000	35,038
Citibank Credit Card Issuance Trust	2.55%	1/20/2009	(1)	47,550	47,153
Citibank Credit Card Issuance Trust	2.17%	1/15/2010	(1)(3)	16,000	16,031
Citigroup Mortgage Loan Trust	4.764%	3/25/2034	(1)	20,247	20,428
CNH Equipment Trust	2.47%	1/15/2008	(1)	38,980	38,828
Connecticut RRB Special Purpose Trust CL&P-1	5.36%	3/30/2007	(1)	6,942	7,006
Countrywide Home Loans	4.546%	9/19/2032	(1)	4,873	4,869
Countrywide Home Loans	4.12%	5/25/2033	(1)	20,369	20,386
Countrywide Home Loans	3.50%	11/19/2033	(1)	33,817	33,341
DaimlerChrysler Auto Trust	2.12%	11/8/2006	(1)	74,500	74,377
DaimlerChrysler Auto Trust	2.56%	11/8/2006	(1)	16,976	16,993
DaimlerChrysler Auto Trust	2.00%	12/8/2007	(1)	26,950	26,711
DaimlerChrysler Master Owner Trust	1.92%	2/15/2008	(1)(3)	25,500	25,524
Detroit Edison Securitization Funding LLC	5.51%	3/1/2007	(1)	6,884	6,956
Discover Card Master Trust I	2.169%	4/16/2010	(1)(3)	34,200	34,222
Fannie Mae Grantor Trust	2.869%	11/25/2029	(1)	8,833	8,825
Fannie Mae Grantor Trust	2.053%	6/25/2033	(1)	13,221	13,177
Fannie Mae Whole Loan	2.349%	11/25/2033	(1)(3)	14,471	14,317
Fifth Third Auto Trust	3.19%	2/20/2008	(1)	19,000	19,114
Fleet Credit Card Master Trust II	2.40%	7/15/2008	(1)	25,400	25,342
Fleet Home Equity Loan Trust	2.16%	1/20/2033	(1)(3)	22,594	22,615
Ford Credit Auto Owner Trust	5.01%	3/15/2006	(1)	14,800	14,852
Ford Credit Auto Owner Trust	2.93%	3/15/2008	(1)	73,265	73,489
GE Capital Credit Card Master Note Trust	1.92%	6/15/2010	(1)(3)	19,500	19,512
GE Capital Credit Card Master Note Trust	1.899%	9/15/2010	(1)(3)	44,900	44,932
GMAC Mortgage Corp. Loan Trust	2.013%	6/25/2034	(1)(3)	48,830	48,799
GMAC Mortgage Corp. Loan Trust	2.082%	10/25/2034	(1)(3)	20,000	20,000
Granite Mortgages PLC	2.015%	9/20/2044	(1)(3)	25,000	24,987
GreenPoint Home Equity Loan Trust	2.14%	4/15/2029	(1)(3)	12,362	12,381
Harley-Davidson Motorcycle Trust	4.50%	1/15/2010	(1)	27,314	27,757
Harley-Davidson Motorcycle Trust	2.63%	11/15/2010	(1)	30,000	29,903
Harley-Davidson Motorcycle Trust	2.07%	2/15/2011	(1)	19,700	19,440
Harley-Davidson Motorcycle Trust	2.76%	5/15/2011	(1)	25,000	24,938
Harley-Davidson Motorcycle Trust	2.53%	11/15/2011	(1)	19,000	18,790
Harley-Davidson Motorcycle Trust	3.56%	2/15/2012	(1)	26,620	26,947
Hertz Vehicle Financing	2.38%	5/25/2008	(1)	61,040	60,008
Holmes Financing PLC	2.15%	4/15/2011	(1)(3)	48,830	48,850
Honda Auto Receivables Owner Trust	3.50%	10/17/2005	(1)	87	87
Honda Auto Receivables Owner Trust	1.69%	2/21/2007	(1)	46,100	45,901
Honda Auto Receivables Owner Trust	2.14%	4/23/2007	(1)	28,200	28,112
Honda Auto Receivables Owner Trust	2.19%	5/15/2007	(1)	29,220	29,117
Honda Auto Receivables Owner Trust	2.40%	2/21/2008	(1)	25,000	24,876
Hyundai Auto Receivables Trust	2.33%	11/15/2007	(1)	20,450	20,338
John Deere Owner Trust	2.32%	12/17/2007	(1)	12,700	12,607
M&I Auto Loan Trust	2.49%	10/22/2007	(1)	16,397	16,409
M&I Auto Loan Trust	2.31%	2/20/2008	(1)	49,250	49,065
Master Adjustable Rate Mortgages Trust	3.943%	4/25/2034	(1)	40,633	40,642
MBNA Credit Card Master Note Trust	1.99%	8/16/2010	(1)(3)	35,000	35,076
MBNA Master Credit Card Trust	7.15%	1/15/2008	(1)	59,500	61,587
MBNA Master Credit Card Trust	6.45%	2/15/2008	(1)	1,290	1,322
Mellon Bank Premium Finance Loan Master Trust	2.18%	12/17/2007	(1)(3)	25,900	25,914
Mellon Bank Premium Finance Loan Master Trust	2.04%	6/15/2009	(1)(3)	30,500	30,509
Merrill Lynch Mortgage Investors, Inc.	4.21%	2/25/2033	(1)	33,856	33,950
Merrill Lynch Mortgage Investors, Inc.	4.61%	7/25/2033	(1)	20,607	20,678
Merrill Lynch Mortgage Investors, Inc.	4.709%	2/25/2034	(1)	38,822	39,202
Morgan Stanley Auto Loan Trust	2.64%	11/15/2007	(1)	24,430	24,417
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	2.203%	11/25/2015	(1)(3)	15,588	15,610
Morgan Stanley Mortgage Loan Trust	4.118%	2/25/2034	(1)	21,294	21,345
National City Auto Receivables Trust	4.04%	7/15/2006	(1)	675	675
Nissan Auto Receivables Owner Trust	1.89%	12/15/2006	(1)	26,882	26,834
National City Auto Receivables Trust	2.11%	7/15/2008	(1)	73,225	72,645
Nissan Auto Receivables Owner Trust	4.80%	2/15/2007	(1)	1,744	1,757
Nissan Auto Receivables Owner Trust	2.85%	10/15/2007	(1)	36,000	36,022
Nissan Auto Receivables Owner Trust	2.01%	11/15/2007	(1)	27,400	27,187
Nissan Auto Receivables Owner Trust	2.70%	12/17/2007	(1)	22,080	22,061
Nissan Auto Receivables Owner Trust	2.05%	3/16/2009	(1)	15,000	14,741
Onyx Acceptance Owner Trust	3.94%	6/15/2006	(1)	1,094	1,095
PECO Energy Transition Trust	6.05%	3/1/2009	(1)	39,200	41,246
Permanent Financing PLC	1.933%	3/10/2009	(1)(3)	19,650	19,650
Permanent Financing PLC	1.973%	9/10/2010	(1)(3)	59,470	59,440
Permanent Financing PLC	1.973%	6/10/2011	(1)(3)	26,600	26,573
PP&L Transition Bond Co. LLC	6.96%	12/26/2007	(1)	53,000	54,808
PP&L Transition Bond Co. LLC	7.05%	6/25/2009	(1)	20,550	22,162
Provident Funding Mortgage Loan Trust	4.087%	4/25/2034	(1)	41,168	41,084
Regions Auto Receivables Trust	2.63%	1/16/2007	(1)	15,468	15,487
Regions Auto Receivables Trust	1.75%	5/15/2007	(1)	26,552	26,481
Regions Auto Receivables Trust	2.31%	1/15/2008	(1)	37,725	37,601
Rental Car Finance Corp.	2.132%	6/25/2009	(1)(3)	28,540	28,577
Residential Asset Securities Corp.	4.59%	10/25/2026	(1)	4,229	4,231
Residential Funding Mortgage Securities II	2.21%	1/25/2019	(1)	19,385	19,069
Salomon Brothers Mortgage Securities VII	4.133%	9/25/2033	(1)	47,262	46,988
Superior Wholesale Inventory Financing Trust	1.95%	3/15/2011	(1)(3)	38,100	38,193
Target Credit Card Master Trust	2.075%	6/27/2011	(1)(3)	55,000	55,092
Thornburg Mortgage Securities Trust	3.346%	3/25/2044	(1)	25,114	25,802
Toyota Auto Receivables Owner Trust	1.69%	3/15/2007	(1)	25,323	25,242
Toyota Auto Receivables Owner Trust	4.00%	7/15/2008	(1)	9,450	9,539
Toyota Auto Receivables Owner Trust	2.79%	1/15/2010	(1)	27,000	27,014
Triad Automobile Receivables Trust	1.90%	7/14/2008	(1)	30,350	29,963
USAA Auto Owner Trust	2.41%	10/16/2006	(1)	7,811	7,815
USAA Auto Owner Trust	2.67%	10/15/2010	(1)	34,000	33,611
Vendee Mortgage Trust	5.00%	2/15/2019	(1)	9,740	9,808
Vendee Mortgage Trust	5.75%	12/15/2020	(1)	14,286	14,363
Volkswagen Auto Lease Trust	2.36%	12/20/2005	(1)	11,522	11,522
Volkswagen Auto Loan Enhanced Trust	2.27%	10/22/2007	(1)	40,000	39,872
Wachovia Asset Securitization, Inc.	2.193%	6/25/2033	(1)(3)	14,895	14,909
Wachovia Auto Owner Trust	3.19%	6/20/2008	(1)	71,300	71,733
Washington Mutual Mortgage Pass-Through Certificates	5.491%	4/26/2032	(1)	3,632	3,673
Washington Mutual Mortgage Pass-Through Certificates	4.424%	9/25/2032	(1)	3,927	3,988
Washington Mutual Mortgage Pass-Through Certificates	4.153%	1/25/2033	(1)	6,788	6,801
Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	(1)	15,953	15,849
Washington Mutual Mortgage Pass-Through Certificates	4.062%	9/25/2033	(1)	18,163	18,080
Wells Fargo Home Equity Trust	3.97%	9/25/2024	(1)	34,110	34,201
WFS Financial Owner Trust	2.29%	5/20/2008	(1)	39,000	38,899
WFS Financial Owner Trust	2.85%	9/22/2008	(1)	23,900	23,916
World Financial Network Credit Card Master Trust	1.928%	7/15/2010	(1)(3)	19,550	19,559
World Omni Auto Receivables Trust	1.98%	5/15/2007	(1)	27,923	27,868

					3,849,961

Finance (26.6% )
Banking (12.6%)
ABN AMRO Bank NV	1.73%	5/11/2007	(1)	142,700	142,753
Amsouth Bank NA	2.82%	11/3/2006		22,225	22,149
Astoria Financial Corp.	5.75%	10/15/2012		12,000	12,558
Banco Merchantile del Norte Cayman	5.875%	2/17/2014	(2)	34,000	34,536
Bank One NA (IL)	5.50%	3/26/2007		94,009	99,766
Bank of America Corp.	7.125%	9/15/2006		9,940	10,705
Bank of America Corp.	4.75%	10/15/2006		26,659	27,598
Bank of America Corp.	5.25%	2/1/2007		21,470	22,506
Bank of Montreal-Chicago	6.10%	9/15/2005		12,350	12,739
Bank of New York Co., Inc.	3.90%	9/1/2007		54,410	55,358
Bank of Scotland Treasury Services	2.25%	5/1/2006	(2)	65,820	65,334
BankAmerica Corp.	6.20%	2/15/2006		8,500	8,891
BankAmerica Corp.	6.625%	8/1/2007		10,000	10,904
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005	(1)(2)	15,975	16,411
Citigroup, Inc.	6.75%	12/1/2005		50,450	52,733
Citigroup, Inc.	5.50%	8/9/2006		38,625	40,314
Citigroup, Inc.	2.17%	11/1/2007	(1)(3)	33,100	33,032
Citigroup, Inc.	2.00%	6/9/2009	(1)(3)	31,000	31,072
CoreStates Capital Corp.	6.75%	11/15/2006		16,400	17,588
Fifth Third Bank	2.70%	1/30/2007		98,400	97,871
First Bank System, Inc.	6.875%	9/15/2007		5,750	6,306
First Union Corp.	6.625%	7/15/2005		25,000	25,784
Firstar Bank Milwaukee NA	7.80%	7/5/2010		25,600	26,503
Golden West Financial Corp.	4.125%	8/15/2007		10,975	11,229
GreenPoint Financial Corp.	3.20%	6/6/2008		41,060	40,419
HBOS Treasury Services	1.71%	5/19/2006	(1)(3)	24,700	24,661
HSBC Bank USA	3.875%	9/15/2009		38,500	38,648
HSBC USA, Inc.	7.00%	11/1/2006		26,515	28,544
Independence Community Bank	3.75%	4/1/2014		23,750	23,180
J.P. Morgan Chase & Co.	3.125%	12/11/2006		70,784	70,935
M & T Bank Corp.	3.85%	4/1/2013		16,150	16,115
Marshall & Ilsley Bank	4.125%	9/4/2007		9,775	10,000
Mellon Funding Corp.	3.25%	4/1/2009		23,400	23,043
National Australia Bank	6.60%	12/10/2007		9,026	9,867
National Australia Bank	8.60%	5/19/2010		14,000	17,141
National City Bank	2.50%	4/17/2006		26,300	26,218
National City Bank (Cleveland)	3.30%	5/15/2007		49,000	49,144
National City Bank of Indiana	4.875%	7/20/2007		19,850	20,697
National City Corp.	3.20%	4/1/2008		22,250	22,024
National City Corp.	3.125%	4/30/2009		39,325	38,415
National Westminster Bank PLC	7.375%	10/1/2009		5,845	6,747
National Westminster Bank PLC	7.75%	4/29/2049		23,222	25,913
Nationwide Building Society	2.625%	1/30/2007	(2)	61,800	61,143
Royal Bank of Scotland Group PLC	7.375%	4/29/2049		11,470	12,169
SE Banken	6.8759%	2/15/200		8,750	9,536
Southtrust Bank NA	1.934%	6/14/2007	(1)(3)	38,000	37,987
Sovereign Bancorp, Inc.	2.10%	8/25/2006	(1)(3)	17,125	17,121
State Street Capital Trust	2.211%	2/15/2008	(1)(3)	61,850	62,195
SunTrust Banks, Inc.	4.00%	10/15/2008		10,450	10,638
SunTrust Banks, Inc.	1.91%	6/2/2009	(1)(3)	40,850	40,843
Synovus Financial Corp.	7.25%	12/15/2005		19,750	20,821
US Bancorp	6.875%	12/1/2004		8,250	8,279
US Bancorp	2.75%	3/30/2006		12,000	12,010
US Bancorp	5.10%	7/15/2007		13,885	14,562
US Bank NA	3.70%	8/1/2007		6,840	6,951
US Bank NA Minnesota	5.70%	12/15/2008		28,500	30,772
US Central Credit Union	2.70%	9/30/2009	(1)	9,091	9,109
Union Planters Bank NA	5.125%	6/15/2007		66,005	69,120
Wachovia Corp.	4.95%	11/1/2006		14,900	15,465
Wachovia Corp.	2.17%	7/20/2007	(1)(3)	34,175	34,205
Wachovia Corp.	3.625%	2/17/2009		15,650	15,599
Washington Mutual Finance Corp.	6.25%	5/15/2006		24,400	25,666
Washington Mutual, Inc.	2.40%	11/3/2005		24,500	24,505
Washington Mutual, Inc.	5.625%	1/15/2007		11,000	11,584
Washington Mutual, Inc.	4.375%	1/15/2008		29,100	29,830
Wells Fargo & Co.	7.25%	8/24/2005		10,250	10,649
Wells Fargo & Co.	1.97%	9/15/2006	(1)(3)	29,325	29,361
Wells Fargo & Co.	2.03%	9/28/2007	(1)	86,800	86,724
Wells Fargo & Co.	3.75%	10/15/2007		25,000	25,030
Wells Fargo & Co.	5.25%	12/1/2007		29,125	30,810
Western Financial Bank	9.625%	5/15/2012		5,610	6,395
Westpac Banking	1.81%	5/25/2007	(1)(2)(3)	52,300	52,286
World Savings Bank FSB	1.85%	6/1/2007	(1)(3)	57,050	57,069
Zions Bancorp	2.70%	5/1/2006		51,925	51,813
Brokerage (4.5%)
Bear Stearns Co., Inc.	3.00%	3/30/2006		24,888	24,974
Bear Stearns Co., Inc.	5.70%	1/15/2007		43,450	45,843
Bear Stearns Co., Inc.	7.80%	8/15/2007		17,790	19,872
Bear Stearns Co., Inc.	4.00%	1/31/2008		11,100	11,275
Bear Stearns Co., Inc.	3.25%	3/25/2009		24,887	24,330
Credit Suisse First Boston USA, Inc.	2.127%	4/5/2007	(1)(3)	39,000	39,129
Credit Suisse First Boston USA, Inc.	5.875%	8/1/2006		9,440	9,919
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008		44,850	46,599
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009		31,325	31,430
E*TRADE Financial Corp.	8.00%	6/15/2011	(2)	7,950	8,387
Franklin Resources Inc.	3.70%	4/15/2008		14,100	14,144
Goldman Sachs Group, Inc.	6.34%	3/1/2006		16,903	17,684
Goldman Sachs Group, Inc.	2.85%	10/27/2006		29,300	29,262
Goldman Sachs Group, Inc.	2.145%	7/2/2007	(1)(3)	24,650	24,679
Goldman Sachs Group, Inc.	2.153%	10/5/2007	(1)(3)	59,750	59,990
Goldman Sachs Group, Inc.	2.43%	7/23/2009	(1)(3)	21,965	22,061
LaBranche & Co.	9.50%	5/15/2009	(2)	1,625	1,609
LaBranche & Co.	11.00%	5/15/2012	(2)	1,625	1,658
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006		61,011	64,196
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008		24,300	24,750
Lehman Brothers Holdings, Inc.	3.95%	11/10/2009		29,950	29,893
Merrill Lynch & Co., Inc.	1.97%	2/25/2005	(1)(3)	35,000	35,023
Merrill Lynch & Co., Inc.	2.94%	1/30/2006		23,650	23,751
Merrill Lynch & Co., Inc.	3.375%	9/14/2007		48,000	48,098
Morgan Stanley Dean Witter	2.20%	1/12/2007	(1)(3)	25,000	24,992
Morgan Stanley Dean Witter	5.80%	4/1/2007		38,525	40,933
Morgan Stanley Dean Witter	3.875%	1/15/2009		9,425	9,486
Morgan Stanley Dean Witter	6.75%	4/15/2011		17,500	19,857
Morgan Stanley Dean Witter	4.75%	4/1/2014		19,035	18,676
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006		30,000	31,302
Topaz Ltd.	6.92%	3/10/2007	(1)(2)	8,239	8,564
Finance Companies (3.4%)
American Express Centurion Bank	1.98%	7/19/2007	(1)(3)	23,750	23,768
American Express Co.	5.50%	9/12/2006		15,135	15,850
American Express Co.	4.75%	6/17/2009		9,500	9,894
American Express Credit Corp.	2.03%	9/19/2006	(1)(3)	45,000	45,073
American Express Credit Corp.	3.00%	5/16/2008		36,920	36,396
American General Finance Corp.	1.821%	8/16/2007	(1)(3)	25,000	24,968
American General Finance Corp.	4.50%	11/15/2007		30,000	30,875
American General Finance Corp.	3.875%	10/1/2009		39,000	38,832
Capital One Bank	6.875%	2/1/2006		9,775	10,258
Capital One Bank	5.00%	6/15/2009		14,650	15,256
Countrywide Home Loan	5.50%	8/1/2006		66,975	69,764
General Electric Capital Corp.	2.80%	1/15/2007		39,600	39,429
General Electric Capital Corp.	5.375%	3/15/2007		72,330	76,090
General Electric Capital Corp.	3.50%	8/15/2007		8,200	8,263
SLM Corp.	2.06%	9/15/2005		17,000	16,999
SLM Corp.	2.08%	3/15/2006		25,000	25,002
SLM Corp.	2.22%	1/25/2007		35,000	35,023
USA Education, Inc.	5.625%	4/10/2007		12,620	13,315
USAA Capital Corp.	7.54%	3/30/2005	(2)	25,000	25,531
USAA Capital Corp.	3.13%	12/15/2005		43,000	43,286
USAA Capital Corp.	7.05%	11/8/2006		12,240	13,230
Insurance (4.9%)
AIG SunAmerica Global Financing IV	5.85%	2/1/2006	(2)	27,900	28,999
AIG SunAmerica Global Financing IX	5.10%	1/17/2007	(2)	44,000	45,896
ASIF Global Finance XXVI	2.50%	1/30/2007	(2)	24,425	24,210
Anthem Insurance	9.125%	4/1/2010	(2)	7,700	9,390
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014	(2)	10,600	10,690
Hartford Financial Services Group, Inc.	2.375%	6/1/2006		19,020	18,792
Hartford Financial Services Group, Inc.	4.70%	9/1/2007		4,850	4,987
ING Security Life Institutional Funding	2.39%	1/27/2006	(1)(2)(3)	50,000	50,104
Jackson National Life Insurance Co.	5.25%	3/15/2007	(2)	14,800	15,472
John Hancock Global Funding II	5.625%	6/27/2006	(2)	16,840	17,591
Lincoln National Corp.	5.25%	6/15/2007		12,000	12,582
MBIA Global Funding LLC	2.04%	1/26/2007	(1)(2)(3)	20,000	19,999
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014		4,100	3,992
MassMutual Global Funding II	2.07%	6/28/2005	(1)(3)	87,000	87,005
MassMutual Global Funding II	2.06%	12/13/2005	(1)(2)(3)	25,000	25,030
MetLife Global Funding I	4.75%	6/20/2007	(2)	18,700	19,349
MetLife, Inc.	3.911%	5/15/2005		37,400	37,687
MetLife, Inc.	5.25%	12/1/2006		13,775	14,330
Monumental Global Funding	5.20%	1/30/2007	(2)	17,755	18,596
Monumental Global Funding II	2.28%	4/10/2006	(1)(2)(3)	75,000	75,198
Nationwide Life Global Funding	5.35%	2/15/2007	(2)	47,250	49,576
New York Life Global Funding	3.875%	1/15/2009	(2)	23,700	23,830
PRICOA Global Funding I	3.90%	12/15/2008	(2)	33,160	33,357
Principal Life Global	6.125%	3/1/2006	(2)	61,610	64,268
Principal Life Global	1.85%	11/13/2006	(1)(2)(3)	24,360	24,390
Protective Life US Funding	5.875%	8/15/2006	(2)	48,950	51,366
TIAA Global Markets	2.75%	1/13/2006	(2)	50,000	50,076
TIAA Global Markets	5.00%	3/1/2007	(2)	37,990	39,616
TIAA Global Markets	4.125%	11/15/2007	(2)	15,000	15,298
Travelers Property Casualty Corp.	3.75%	3/15/2008		14,160	14,128
Real Estate Investment Trusts (1.1%)
American Health Properties	7.50%	1/15/2007		11,700	12,651
Arden Realty LP	5.20%	9/1/2011		7,700	7,859
Brandywine Realty Trust	4.50%	11/1/2009		19,850	19,856
Developers Diversified Realty	5.25%	4/15/2011		7,330	7,540
EOP Operating LP	6.625%	2/15/2005		5,705	5,770
EOP Operating LP	8.375%	3/15/2006		28,650	30,700
HRPT Properties Trust	6.95%	4/1/2012		10,000	10,921
Health Care REIT, Inc.	7.50%	8/15/2007		3,435	3,744
Health Care REIT, Inc.	8.00%	9/12/2012		9,750	11,265
iStar Financial Inc.	7.00%	3/15/2008		2,320	2,523
New Plan Excel Realty Trust	5.875%	6/15/2007		7,500	7,915
Rouse Co.	3.625%	3/15/2009		7,595	7,155
Simon Property Group Inc.	7.375%	1/20/2006		15,000	15,811
Simon Property Group Inc.	4.875%	3/18/2010		27,900	28,557
Simon Property Group Inc.	4.875%	8/15/2010	(2)	15,450	15,715
Thornburg Mortgage	8.00%	5/15/2013		3,900	4,066
Other (0.1%)
Berkshire Hathaway, Inc.	3.375%	10/15/2008	(2)	22,600	22,449

					4,856,367

Industrial (31.0%)
Basic Industry (1.2%)
Airgas, Inc.	6.25%	7/15/2014		4,050	4,090
BHP Finance USA Ltd.	6.69%	3/1/2006		22,625	23,785
Boise Cascade LLC	7.125%	10/15/2014	(2)	1,600	1,680
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010		12,200	12,324
Equistar Chemicals LP	10.125%	9/1/2008		2,080	2,382
Equistar Chemicals LP	8.75%	2/15/2009		2,400	2,628
Falconbridge Ltd.	7.35%	11/1/2006		3,775	4,034
Georgia-Pacific Corp.	8.125%	5/15/2011		1,600	1,880
Georgia-Pacific Corp.	8.00%	1/15/2014		3,200	3,680
International Paper Co.	7.00%	8/15/2006		6,000	6,405
International Paper Co.	7.625%	1/15/2007		10,700	11,702
International Paper Co.	4.25%	1/15/2009		11,400	11,506
International Paper Co.	6.75%	9/1/2011		19,000	21,306
International Steel Group, Inc.	6.50%	4/15/2014		8,800	9,372
Jefferson Smurfit Corp.	7.50%	6/1/2013		5,420	5,881
Lubrizol Corp.	5.875%	12/1/2008		10,920	11,501
Lubrizol Corp.	4.625%	10/1/2009		14,675	14,792
Monsanto Co.	4.00%	5/15/2008		12,275	12,379
Nova Chemicals Corp.	6.50%	1/15/2012		4,775	4,988
Praxair, Inc.	4.75%	7/15/2007		4,950	5,161
Rio Tinto Finance USA Ltd.	5.75%	7/3/2006		24,050	25,153
Weyerhaeuser Co.	5.50%	3/15/2005		16,049	16,221
Capital Goods (4.1%)
Allied Waste North America Inc.	10.00%	8/1/2009		8,876	9,275
Avery Dennison Corp.	1.94%	8/10/2007	(1)(3)	23,800	23,798
Boeing Capital Corp.	5.65%	5/15/2006		3,345	3,489
Boeing Capital Corp.	5.75%	2/15/2007		12,890	13,655
CSR America, Inc.	6.875%	7/21/2005		5,860	6,029
Carlisle Cos., Inc.	7.25%	1/15/2007		15,600	16,845
Caterpillar Financial Services Corp.	2.625%	1/30/2007		46,785	46,392
Caterpillar Financial Services Corp.	3.00%	2/15/2007		48,000	47,948
Crown Euro Holdings SA	9.50%	3/1/2011		6,185	7,082
Emerson Electric Co.	7.875%	6/1/2005		24,305	25,054
General Dynamics Corp.	2.125%	5/15/2006		66,900	66,288
Hanson Overseas	6.75%	9/15/2005		22,500	23,249
Harsco Corp.	5.125%	9/15/2013		8,000	8,195
John Deere Capital Corp.	2.03%	5/20/2005	(1)(3)	17,000	17,020
John Deere Capital Corp.	1.95%	3/16/2006	(1)(3)	10,000	10,004
John Deere Capital Corp.	2.04%	6/28/2006	(1)(3)	17,500	17,512
John Deere Capital Corp.	5.125%	10/19/2006		4,620	4,806
John Deere Capital Corp.	3.90%	1/15/2008		42,675	43,330
L-3 Communications Corp.	7.625%	6/15/2012		2,325	2,558
L-3 Communications Corp.	6.125%	7/15/2013		1,550	1,620
Masco Corp.	2.11%	3/9/2007	(1)(2)(3)	34,200	34,229
Masco Corp.	4.625%	8/15/2007		10,900	11,231
Minnesota Mining & Manufacturing ESOP Trust	5.62%	7/15/2009	(1)(2)	26,280	27,847
NMHG Holding Co.	10.00%	5/15/2009		3,835	4,238
Northrop Grumman Corp.	7.00%	3/1/2006		34,565	36,397
Oakmont Asset Trust	4.514%	12/22/2008	(2)	16,110	16,298
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009		7,750	8,467
PACTIV Corp.	7.20%	12/15/2005		4,875	5,105
Raytheon Co.	6.50%	7/15/2005		56,605	58,078
Raytheon Co.	6.75%	8/15/2007		10,525	11,462
TRW, Inc.	8.75%	5/15/2006		19,600	21,240
Texas Industries Inc.	10.25%	6/15/2011		4,700	5,393
Textron Financial Corp.	2.011%	8/28/2007	(1)(3)	14,250	14,269
Trinity Industries	6.50%	3/15/2014		4,800	4,776
Tyco International Group SA	6.375%	2/15/2006		23,650	24,689
Tyco International Group SA	5.80%	8/1/2006		32,180	33,688
Tyco International Group SA	6.375%	10/15/2011		9,765	10,888
United Technologies Corp.	4.875%	11/1/2006		20,725	21,507
Communication (4.9%)
AT&T Wireless Services, Inc.	7.35%	3/1/2006		28,325	29,992
AT&T Wireless Services, Inc.	7.50%	5/1/2007		19,050	20,985
America Movil SA de C.V	4.125%	3/1/2009	(2)	15,625	15,391
America Movil SA de C.V	5.50%	3/1/2014	(2)	2,800	2,734
British Sky Broadcasting Corp.	6.875%	2/23/2009		4,750	5,268
British Telecommunications PLC	7.875%	12/15/2005		60,050	63,417
Cenveo Corp.	7.875%	12/1/2013		4,400	4,257
Cingular Wireless	5.625%	12/15/2006		29,925	31,443
Citizens Communications	9.25%	5/15/2011		4,000	4,563
Clear Channel Communications, Inc.	3.125%	2/1/2007		25,500	25,274
Clear Channel Communications, Inc.	4.625%	1/15/2008		16,365	16,675
Clear Channel Communications, Inc.	4.25%	5/15/2009		32,600	32,537
Comcast Cable Communications, Inc.	6.375%	1/30/2006		13,720	14,300
Comcast Cable Communications, Inc.	8.375%	5/1/2007		13,950	15,590
Comcast Corp.	5.85%	1/15/2010		11,700	12,555
Cox Communications, Inc.	3.875%	10/1/2008		4,725	4,671
Cox Enterprises, Inc.	7.875%	9/15/2010	(2)	12,000	13,422
Deutsche Telekom International Finance	8.25%	6/15/2005		63,375	65,617
Dex Media West LLC	9.875%	8/15/2013		3,899	4,611
DirecTV Holdings	8.375%	3/15/2013		6,260	7,160
France Telecom	7.95%	3/1/2006		27,665	29,429
GTE Corp.	6.36%	4/15/2006		7,950	8,329
Lenfest Communications, Inc.	8.375%	11/1/2005		18,615	19,623
NYNEX Corp.	9.55%	5/1/2010	(1)	12,779	14,702
New York Times Co.	7.625%	3/15/2005		20,200	20,581
News America, Inc.	6.625%	1/9/2008		24,370	26,583
Pacific Bell	6.875%	8/15/2006		10,525	11,203
R.R. Donnelley & Sons Co.	5.00%	11/15/2006		4,760	4,932
SBC Communications, Inc.	4.125%	9/15/2009		23,650	23,768
Shaw Communications Inc.	8.25%	4/11/2010		4,275	4,874
Sprint Capital Corp.	6.00%	1/15/2007		14,780	15,626
Sprint Capital Corp.	6.125%	11/15/2008		22,180	24,012
Sprint Capital Corp.	6.375%	5/1/2009		17,860	19,603
TCI Communications, Inc.	8.00%	8/1/2005		11,367	11,811
Tele-Communications, Inc.	7.25%	8/1/2005		25,153	25,997
Telecom Italia Capital	4.00%	11/15/2008		23,010	23,243
Telecorp PCS Inc.	10.625%	7/15/2010		12,920	14,329
Telefonos de Mexico SA	8.25%	1/26/2006		42,120	44,783
Telefonos de Mexico SA	4.50%	11/19/2008		28,325	28,557
Telus Corp.	7.50%	6/1/2007		15,470	16,951
USA Interactive	7.00%	1/15/2013		18,500	20,447
USA Networks Inc.	6.75%	11/15/2005		14,607	15,171
Univision Communications, Inc.	2.875%	10/15/2006		14,175	14,114
Univision Communications, Inc.	3.50%	10/15/2007		20,010	19,978
Verizon Wireless Capital	5.375%	12/15/2006		41,475	43,428
Consumer Cyclical (5.4%)
American Honda Finance	2.07%	6/3/2005	(1)(2)(3)	50,000	50,019
American Honda Finance	2.29%	10/3/2005	(1)(2)(3)	5,300	5,302
American Honda Finance	2.38%	1/27/2006	(1)(2)(3)	26,900	26,919
CBS Corp.	7.15%	5/20/2005		10,100	10,353
CVS Corp.	5.625%	3/15/2006		30,000	31,144
CVS Corp.	4.00%	9/15/2009	(2)	9,500	9,543
Carnival Corp.	3.75%	11/15/2007		15,110	15,162
Cendant Corp.	6.25%	1/15/2008		18,500	19,952
Centex Corp.	4.55%	11/1/2010		5,570	5,575
DaimlerChrysler North America Holding Corp.	7.75%	6/15/2005		14,360	14,807
DaimlerChrysler North America Holding Corp.	6.40%	5/15/2006		36,250	38,136
DaimlerChrysler North America Holding Corp.	2.342%	9/10/2007	(1)(3)	18,300	18,304
Delphi Corp.	6.55%	6/15/2006		8,400	8,771
Delphi Corp.	6.50%	5/1/2009		7,591	7,955
Ford Motor Credit Co.	7.375%	10/28/2009		14,725	15,973
General Motors Acceptance Corp.	6.75%	1/15/2006		32,635	33,851
General Motors Acceptance Corp.	4.375%	12/10/2007		18,850	18,778
Harley Davidson Inc.	3.625%	12/15/2008	(2)	9,750	9,784
Home Depot Inc.	5.375%	4/1/2006		11,800	12,243
Hyundai Motor Manufacturing Alabama	5.30%	12/19/2008	(2)	3,175	3,289
International Speedway Corp.	4.20%	4/15/2009		25,270	25,446
Isle of Capri Casinos	9.00%	3/15/2012		5,440	6,093
J.C. Penney Co., Inc.	8.00%	3/1/2010		3,875	4,447
Johnson Controls, Inc.	5.00%	11/15/2006		22,220	23,064
KB Home	6.375%	8/15/2011	(2)	3,250	3,396
Liberty Media Corp.	3.38%	9/17/2006	(1)(3)	47,170	47,796
Lowe's Cos., Inc.	7.50%	12/15/2005		19,900	20,981
MDC Corp.	7.00%	12/1/2012		5,385	6,050
MGM Mirage, Inc.	8.50%	9/15/2010		5,600	6,426
Mandalay Resorts Group	7.625%	7/15/2013		4,000	4,340
May Department Stores Co.	3.95%	7/15/2007	(2)	9,500	9,622
May Department Stores Co.	5.95%	11/1/2008		17,020	18,194
Mohawk Industries Inc.	6.50%	4/15/2007		11,640	12,456
Park Place Entertainment Corp.	7.875%	3/15/2010		5,425	6,185
Pulte Homes, Inc.	7.30%	10/24/2005		6,900	7,149
Royal Caribbean Cruises	6.75%	3/15/2008		2,320	2,491
Royal Caribbean Cruises	8.75%	2/2/2011		2,320	2,761
Russell Corp.	9.25%	5/1/2010		4,640	4,988
Shaw Group Inc.	10.75%	3/15/2010		3,900	4,163
Speedway Motorsports Inc.	6.75%	6/1/2013		4,425	4,646
Sun Sage BV	8.25%	3/26/2009	(2)	4,000	4,110
Target Corp.	5.95%	5/15/2006		9,830	10,299
Target Corp.	7.50%	7/15/2006		4,525	4,881
Target Corp.	5.40%	10/1/2008		27,295	29,182
Target Corp.	5.375%	6/15/2009		7,955	8,518
Time Warner, Inc.	6.125%	4/15/2006		9,800	10,241
Time Warner, Inc.	8.11%	8/15/2006		27,067	29,411
Time Warner, Inc.	6.15%	5/1/2007		13,500	14,455
Toll Corp.	8.25%	2/1/2011		2,305	2,501
Toyota Motor Credit Corp.	1.918%	9/9/2005	(1)(3)	40,900	40,930
Toyota Motor Credit Corp.	2.80%	1/18/2006		42,900	43,055
URS Corp.	12.25%	5/1/2009		68	72
URS Corp.	11.50%	9/15/2009	(2)	2,993	3,442
VW Credit Inc.	2.12%	6/13/2005	(1)(2)(3)	55,000	54,988
Viacom International Inc.	7.75%	6/1/2005		29,750	30,635
Viacom International Inc.	6.40%	1/30/2006		23,850	24,929
Viacom International Inc.	5.625%	5/1/2007		14,650	15,529
WCI Communities Inc.	9.125%	5/1/2012		9,300	10,346
Wal-Mart Stores, Inc.	4.375%	7/12/2007		39,000	40,295
Yum! Brands Inc.	8.50%	4/15/2006		15,568	16,779
Yum! Brands Inc.	7.65%	5/15/2008		11,979	13,511
Yum! Brands Inc.	8.875%	4/15/2011		6,800	8,472
Consumer Noncyclical (6.9%)
Abbott Laboratories	5.625%	7/1/2006	(4)	48,790	51,019
Abbott Laboratories	6.40%	12/1/2006		16,600	17,753
Aetna, Inc.	7.375%	3/1/2006		13,915	14,686
Altria Group, Inc.	5.625%	11/4/2008		9,475	9,733
Anthem, Inc.	4.875%	8/1/2005		38,140	38,708
Bavaria SA	8.875%	11/1/2010	(2)	3,960	4,217
Beckman Instruments, Inc.	7.45%	3/4/2008		13,355	15,021
Biovail Corp.	7.875%	4/1/2010		3,910	4,066
Brown-Forman Corp.	2.125%	3/15/2006		75,225	74,729
Cadbury Schweppes US Finance	3.875%	10/1/2008	(2)	44,815	44,891
Campbell Soup Co.	5.50%	3/15/2007		25,570	26,942
Campbell Soup Co.	5.875%	10/1/2008		13,500	14,592
Cardinal Health, Inc.	4.45%	6/30/2005		16,030	16,157
Cargill Inc.	6.25%	5/1/2006	(2)	47,580	49,989
Conagra, Inc.	7.50%	9/15/2005		34,295	35,706
Conagra, Inc.	6.00%	9/15/2006		19,500	20,532
Corn Products International Inc.	8.25%	7/15/2007		4,200	4,641
Dean Foods Co.	6.75%	6/15/2005		10,000	10,175
Dean Foods Co.	6.625%	5/15/2009		3,200	3,352
Delhaize America Inc.	8.125%	4/15/2011		3,850	4,465
Diageo Capital PLC	6.125%	8/15/2005		12,125	12,456
Diageo Capital PLC	2.169%	4/20/2007	(1)(3)	29,300	29,287
Diageo Capital PLC	3.375%	3/20/2008		25,000	24,966
Diageo Finance BV	3.00%	12/15/2006		42,600	42,600
Fisher Scientific International Inc.	8.125%	5/1/2012		3,690	4,114
Fisher Scientific International Inc.	6.75%	8/15/2014	(2)	1,600	1,696
Fortune Brands Inc.	2.875%	12/1/2006		23,620	23,552
Fred Meyer, Inc.	7.45%	3/1/2008		10,880	12,014
General Mills, Inc.	5.125%	2/15/2007		66,900	69,728
Guidant Corp.	6.15%	2/15/2006		28,475	29,705
H.J. Heinz Co.	6.00%	3/15/2008		9,525	10,272
HCA Inc.	6.75%	7/15/2013		7,300	7,589
Hormel Foods Corp.	6.625%	6/1/2011	(2)	8,900	10,056
Hospira, Inc.	4.95%	6/15/2009		19,000	19,602
Humana Inc.	7.25%	8/1/2006		22,050	23,545
Kellogg Co.	4.875%	10/15/2005		8,290	8,466
Kellogg Co.	6.00%	4/1/2006		49,071	51,242
Kraft Foods, Inc.	4.625%	11/1/2006		23,125	23,798
Kraft Foods, Inc.	5.25%	6/1/2007		18,500	19,375
Kroger Co.	7.625%	9/15/2006		6,765	7,302
Kroger Co.	7.65%	4/15/2007		8,810	9,644
Kroger Co.	6.375%	3/1/2008		9,170	9,920
Land O'Lakes Inc.	9.00%	12/15/2010		1,590	1,670
Land O'Lakes Inc.	8.75%	11/15/2011		4,055	3,761
Manor Care Inc.	8.00%	3/1/2008		1,920	2,162
MedPartners Inc.	7.375%	10/1/2006		26,725	28,587
Omnicare, Inc.	6.125%	6/1/2013		3,875	3,914
Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	(2)	9,700	10,457
PepsiAmericas Inc.	5.95%	2/15/2006		24,790	25,808
PepsiAmericas Inc.	3.875%	9/12/2007		16,400	16,637
Pepsico, Inc.	3.20%	5/15/2007		34,200	34,416
Quest Diagnostic, Inc.	6.75%	7/12/2006		43,870	46,549
Safeway, Inc.	3.80%	8/15/2005		60,350	60,849
Sara Lee Corp.	1.95%	6/15/2006		23,550	23,229
Scotts Co.	6.625%	11/15/2013		3,950	4,197
Swift & Co.	10.125%	10/1/2009		3,075	3,413
Unilever Capital Corp.	6.875%	11/1/2005		19,500	20,306
UnitedHealth Group, Inc.	3.375%	8/15/2007		9,500	9,474
UnitedHealth Group, Inc.	3.30%	1/30/2008		23,875	23,640
Wellpoint Health Networks Inc.	6.375%	6/15/2006		36,660	38,444
Energy (2.9%)
Anadarko Petroleum Corp.	3.25%	5/1/2008		10,160	10,085
BP Capital Markets PLC	4.625%	5/27/2005		42,500	43,058
BP Capital Markets PLC	2.75%	12/29/2006		48,700	48,559
Burlington Resources, Inc.	5.60%	12/1/2006		41,650	43,730
Chesapeake Energy Corp.	7.75%	1/15/2015		3,050	3,397
Chesapeake Energy Corp.	6.875%	1/15/2016		3,100	3,321
ChevronTexaco Capital Co.	3.50%	9/17/2007		45,800	46,338
Conoco Funding Co.	5.45%	10/15/2006		39,000	40,850
Devon Energy Corp.	2.75%	8/1/2006		47,370	47,202
Encana Corp.	4.60%	8/15/2009		7,750	7,987
Kerr-McGee Corp.	6.625%	10/15/2007		17,080	18,524
Occidental Petroleum	7.65%	2/15/2006		23,150	24,561
Occidental Petroleum	5.875%	1/15/2007		19,215	20,330
Occidental Petroleum	4.00%	11/30/2007		15,741	16,011
Oil Enterprises Ltd.	6.239%	6/30/2008	(1)(2)	18,495	20,010
PF Export Receivables Master Trust	3.748%	6/1/2013	(1)(2)	10,847	10,594
PF Export Receivables Master Trust	6.436%	6/1/2015	(1)(2)	19,340	19,366
PF Export Receivables Master Trust	2.64%	12/1/2013	(1)(2)(3)	24,140	24,140
Petrobras International Finance	9.125%	7/2/2013		3,950	4,296
Petrobras International Finance	7.75%	9/15/2014		1,600	1,600
Pioneer Natural Resources Co.	6.50%	1/15/2008		1,750	1,900
Tosco Corp.	7.625%	5/15/2006		14,600	15,639
Tosco Corp.	7.25%	1/1/2007		14,265	15,463
Valero Energy Corp.	8.375%	6/15/2005		5,315	5,497
Valero Energy Corp.	7.375%	3/15/2006		18,758	19,867
Valero Energy Corp.	6.125%	4/15/2007		8,625	9,192
Technology (1.1%)
Computer Sciences Corp.	7.50%	8/8/2005		24,335	25,222
Dell Inc.	6.55%	4/15/2008		11,475	12,604
First Data Corp.	6.75%	7/15/2005		4,450	4,580
First Data Corp.	4.70%	11/1/2006		6,440	6,662
First Data Corp.	5.625%	11/1/2011		100	108
Flextronics International Ltd.	6.50%	5/15/2013		7,025	7,376
Harris Corp.	6.35%	2/1/2028		30,200	32,658
Hewlett-Packard Co.	3.625%	3/15/2008		9,437	9,499
International Business Machines Corp.	4.875%	10/1/2006		87,000	90,255
Iron Mountain, Inc.	7.75%	1/15/2015		4,675	5,072
SunGard Data Systems, Inc.	3.75%	1/15/2009		7,600	7,457
Xerox Corp.	9.75%	1/15/2009		5,425	6,361
Transportation (2.4%)
American Airlines, Inc.	3.857%	7/9/2010	(1)	10,853	10,737
American Airlines, Inc. Pass-Through Certificates	2.55%	9/23/2007	(1)(3)	20,798	20,790
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005		20,640	21,463
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007		15,330	16,964
CSX Corp.	2.75%	2/15/2006		33,420	33,382
CSX Corp.	7.45%	5/1/2007		6,420	7,036
Canadian National Railway Co.	4.25%	8/1/2009		3,000	3,051
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	(1)	4,443	4,154
ERAC USA Finance Co.	7.35%	6/15/2008	(2)	6,280	7,041
FedEx Corp.	6.875%	2/15/2006		16,315	17,154
FedEx Corp.	2.65%	4/1/2007		19,500	19,267
Hertz Corp.	8.25%	6/1/2005		27,350	28,184
Hertz Corp.	4.70%	10/2/2006		19,500	19,855
Hertz Corp.	6.625%	5/15/2008		5,000	5,309
JetBlue Airways Corp.	6.13%	3/15/2008	(1)(3)	6,000	6,112
JetBlue Airways Corp.	2.255%	12/15/2013	(1)(3)	23,400	23,557
JetBlue Airways Corp.	2.30%	3/15/2014	(1)(3)	28,775	29,097
Kansas City Southern Industries, Inc.	7.50%	6/15/2009		5,425	5,656
MISC Capital Ltd.	5.00%	7/1/2009	(2)	14,250	14,796
MISC Capital Ltd.	6.125%	7/1/2014	(2)	9,375	10,105
Norfolk Southern Corp.	8.375%	5/15/2005		39,475	40,662
Norfolk Southern Corp.	7.35%	5/15/2007		2,060	2,264
Norfolk Southern Corp.	5.257%	9/17/2014		10,806	10,811
Northwest Airlines Enhanced Equipment Trust Certificates	7.575%	3/1/2019	(1)	2,306	2,317
Quantas Airways	5.125%	6/20/2013	(2)	23,000	23,081
Southwest Airlines Co.	5.25%	10/1/2014		14,600	14,629
TFM SA de CV	12.50%	6/15/2012		3,160	3,571
Union Pacific Corp.	7.60%	5/1/2005		4,400	4,505
Union Pacific Corp.	6.70%	12/1/2006		8,000	8,580
Union Pacific Corp.	5.75%	10/15/2007		10,800	11,510
Union Pacific Corp.	3.875%	2/15/2009		9,500	9,501
Other (2.1%)
Black & Decker Corp.	7.00%	2/1/2006		23,425	24,637
Briggs & Stratton Corp.	8.875%	3/15/2011		13,670	16,233
Cintas Corp.	5.125%	6/1/2007		16,400	17,175
Eaton Corp.	6.95%	11/15/2004		6,650	6,660
Parker Retirement Savings Plan Trust	6.34%	7/15/2008	(1)(2)	10,714	11,524
Stanley Works	3.50%	11/1/2007		6,880	6,921
Targeted Return Index Securities Trust 5-2002	5.89%	1/25/2007	(2)	104,364	109,184
Traded Custody Receipt	5.894%	3/1/2007	(2)	187,920	196,519

					5,665,653

Utilities (6.1%)
Electric Utilities (5.1%)
American Electric Power Co., Inc.	6.125%	5/15/2006		17,402	18,275
Appalachian Power Corp.	2.30%	6/29/2007	(1)(3)	9,500	9,497
Carolina Power & Light Co.	7.50%	4/1/2005		32,775	33,470
Conectiv Inc.	6.73%	6/1/2006	(1)	12,601	13,164
Constellation Energy Group, Inc.	7.875%	4/1/2005		9,176	9,375
Consumers Energy Co.	4.80%	2/17/2009		11,800	12,195
DTE Energy Co.	6.45%	6/1/2006		19,575	20,543
Detroit Edison Co.	5.05%	10/1/2005		9,500	9,732
Dominion Resources, Inc.	7.625%	7/15/2005		20,800	21,538
Entergy Gulf States	3.60%	6/1/2008		32,800	32,504
FPL Group Capital, Inc.	2.275%	3/30/2005	(1)(3)	20,000	19,994
FPL Group Capital, Inc.	3.25%	4/11/2006		46,575	46,875
FirstEnergy Corp.	5.50%	11/15/2006		17,852	18,588
Freddie Mac	5.00%	5/15/2018	(1)	21,981	22,887
GWF Energy LLC	6.131%	12/30/2011	(1)(2)	15,393	15,802
Georgia Power Capital Trust	4.875%	11/1/2042		55,000	56,661
Georgia Power Co.	4.875%	7/15/2007		16,540	17,194
HQI Transelec Chile SA	7.875%	4/15/2011		31,683	37,025
Indiana Michigan Power Co.	6.125%	12/15/2006		20,170	21,398
MidAmerican Energy Holdings Co.	7.23%	9/15/2005		21,600	22,371
National Rural Utilities Cooperative Finance Corp.Collateral Trust	3.00%	2/15/2006		47,350	47,510
Nevada Power Co.	10.875%	10/15/2009		2,375	2,779
Nevada Power Co.	8.25%	6/1/2011		5,425	6,185
NiSource Finance Corp.	2.44%	5/4/2005	(1)(3)	36,565	36,555
NiSource Finance Corp.	7.625%	11/15/2005		26,050	27,330
NiSource Finance Corp.	3.20%	11/1/2006		6,600	6,593
Niagara Mohawk Power Corp.	9.75%	11/1/2005		6,865	7,330
Northern States Power Co.	2.875%	8/1/2006		18,875	18,848
Ohio Edison	4.00%	5/1/2008		8,000	8,059
Oncor Electric Delivery Co.	5.00%	9/1/2007		10,000	10,406
PP&L Capital Funding Inc.	7.75%	4/15/2005		14,825	15,153
PP&L Capital Funding Inc.	8.375%	6/15/2007		28,775	32,192
PPL Capital Funding	4.33%	3/1/2009		23,450	23,640
PSI Energy Inc.	6.65%	6/15/2006		19,110	20,116
Pacific Gas & Electric Co.	3.60%	3/1/2009		12,320	12,240
Public Service Co. of Colorado	4.375%	10/1/2008		12,260	12,571
Public Service Co. of New Mexico	4.40%	9/15/2008		6,050	6,120
Public Service Electric & Gas	4.00%	11/1/2008		11,380	11,501
Puget Sound Energy Inc.	3.363%	6/1/2008		12,700	12,548
SP PowerAssets Ltd.	3.80%	10/22/2008	(2)	18,875	18,956
South Carolina Electric & Gas Co.	7.50%	6/15/2005		9,930	10,210
Southern California Edison Co.	2.352%	1/13/2006	(1)(3)	6,645	6,651
Southern California Edison Co.	8.00%	2/15/2007		44,220	48,856
Texas - New Mexico Power	6.125%	6/1/2008		15,150	15,764
Virginia Electric & Power Co.	5.75%	3/31/2006		25,173	26,161
Western Resources, Inc.	9.75%	5/1/2007		20,000	22,741
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011		9,900	11,218
CenterPoint Energy	8.90%	12/15/2006		25,365	28,240
CenterPoint Energy	6.50%	2/1/2008		18,360	19,879
Enterprise Products Operating LP	8.25%	3/15/2005		41,350	42,082
KeySpan Corp.	6.15%	6/1/2006		14,700	15,408
PG&E Gas Transmission NW	7.10%	6/1/2005		13,226	13,739
Pacific Energy Partners	7.125%	6/15/2014	(2)	2,850	3,064
Panhandle Eastern Pipeline	2.75%	3/15/2007		7,610	7,485
Plains All American Pipeline LP	4.75%	8/15/2009	(2)	14,675	15,058
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	(1)(2)	17,404	17,225
Sempra Energy	6.95%	12/1/2005		3,640	3,802
Yosemite Security Trust	8.25%	11/15/2004	(2)(5)	11,820	4,255

					1,107,558

TOTAL CORPORATE BONDS
(Cost $15,331,065)					15,479,539

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.3%)

U.S. Government Securities (2.4%)
U.S. Treasury Note	1.50%	3/31/2006		50,000	49,422
U.S. Treasury Note	2.50%	5/31/2006		26,900	26,925
U.S. Treasury Note	6.25%	2/15/2007		33,675	36,353
U.S. Treasury Note	3.125%	5/15/2007		31,700	32,022
U.S. Treasury Note	2.75%	8/15/2007		25,065	25,045
U.S. Treasury Note	3.00%	2/15/2008		92,500	92,746
U.S. Treasury Note	3.375%	9/15/2009		120,000	120,469
U.S. Treasury Note	3.375%	10/15/2009		16,795	16,858
U.S. Treasury Note	4.75%	5/15/2014		15,610	16,505
U.S. Treasury Note	4.25%	8/15/2014		26,460	26,919

					443,264

Agency Bonds and Notes (1.0%)
Federal Home Loan Bank*	2.375%	2/15/2006		87,285	87,110
Federal Home Loan Bank*	1.875%	6/15/2006		44,880	44,336
Federal National Mortgage Assn.*	2.25%	5/15/2006		49,000	48,748

					180,194

Mortgage-Backed Securities (8.9%)
Federal Home Loan Mortgage Corp.*	3.50%	3/15/2010	(1)	30,235	30,408
Federal Home Loan Mortgage Corp.*	3.50%	10/15/2015	(1)	19,576	19,719
Federal Home Loan Mortgage Corp.*	3.50%	6/15/2017	(1)	14,000	14,079
Federal Home Loan Mortgage Corp.*	3.50%	8/15/2017	(1)	29,179	29,345
Federal Home Loan Mortgage Corp.*	3.686%	8/1/2033	(1)	16,131	16,084
Federal Home Loan Mortgage Corp.*	3.699%	8/1/2033	(1)	11,075	11,008
Federal Home Loan Mortgage Corp.*	3.863%	8/1/2033	(1)	19,920	19,895
Federal Home Loan Mortgage Corp.*	3.875%	7/1/2033	(1)	80,163	80,347
Federal Home Loan Mortgage Corp.*	3.926%	6/1/2033	(1)	27,294	27,391
Federal Home Loan Mortgage Corp.*	4.00%	10/15/2018	(1)	37,260	37,705
Federal Home Loan Mortgage Corp.*	4.075%	5/1/2033	(1)	15,151	15,255
Federal Home Loan Mortgage Corp.*	4.093%	6/1/2033	(1)	36,983	37,304
Federal Home Loan Mortgage Corp.*	4.109%	5/1/2033	(1)	24,925	25,141
Federal Home Loan Mortgage Corp.*	4.223%	2/1/2033	(1)	16,239	16,400
Federal Home Loan Mortgage Corp.*	4.273%	1/1/2033	(1)	21,811	22,014
Federal Home Loan Mortgage Corp.*	4.50%%	3/15/2022	(1)	18,854	19,249
Federal Home Loan Mortgage Corp.*	4.617%	10/1/2032	(1)	22,136	22,495
Federal Home Loan Mortgage Corp.*	4.73%	9/1/2032	(1)	29,106	29,650
Federal Home Loan Mortgage Corp.*	4.82%	9/1/2032	(1)	15,708	16,065
Federal Home Loan Mortgage Corp.*	4.836%	8/1/2032	(1)	29,484	30,164
Federal Home Loan Mortgage Corp.*	4.866%	9/1/2032	(1)	28,143	28,775
Federal Home Loan Mortgage Corp.*	5.00%	5/15/2018	(1)	16,528	16,973
Federal Home Loan Mortgage Corp.*	5.00%	9/15/2018	(1)	16,660	17,127
Federal Home Loan Mortgage Corp.*	5.042%	8/1/2032	(1)	30,678	31,414
Federal Home Loan Mortgage Corp.*	5.135%	7/1/2032	(1)	15,552	15,936
Federal Home Loan Mortgage Corp.*	5.185%	8/1/2032	(1)	17,095	17,505
Federal Home Loan Mortgage Corp.*	6.00%	3/1/2017	(1)	5,432	5,720
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2017	(1)	1,704	1,792
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2017	(1)	7,961	8,371
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2017	(1)	19,973	21,000
Federal Home Loan Mortgage Corp.*	7.00%	1/1/2009	(1)	1,853	1,949
Federal National Mortgage Assn.*	3.434%	8/1/2033	(1)	21,449	21,255
Federal National Mortgage Assn.*	3.50%	1/25/2009	(1)	32,919	33,068
Federal National Mortgage Assn.*	3.50%	9/25/2009	(1)	23,430	23,561
Federal National Mortgage Assn.*	3.504%	8/1/2033	(1)	20,554	20,476
Federal National Mortgage Assn.*	3.591%	8/1/2033	(1)	16,078	16,027
Federal National Mortgage Assn.*	3.71%	7/1/2033	(1)	28,397	28,324
Federal National Mortgage Assn.*	3.711%	8/1/2033	(1)	7,507	7,488
Federal National Mortgage Assn.*	3.72%	8/1/2033	(1)	38,194	38,168
Federal National Mortgage Assn.*	3.721%	6/1/2033	(1)	70,452	70,513
Federal National Mortgage Assn.*	3.723%	6/1/2033	(1)	38,653	38,705
Federal National Mortgage Assn.*	3.742%	9/1/2033	(1)	40,805	40,777
Federal National Mortgage Assn.*	3.775%	10/1/2033	(1)	20,591	20,590
Federal National Mortgage Assn.*	3.81%	8/1/2033	(1)	38,758	38,791
Federal National Mortgage Assn.*	3.816%	9/1/2033	(1)	58,188	58,238
Federal National Mortgage Assn.*	3.843%	7/1/2033	(1)	38,219	38,687
Federal National Mortgage Assn.*	3.927%	4/1/2033	(1)	27,431	27,567
Federal National Mortgage Assn.*	3.974%	5/1/2033	(1)	45,887	46,228
Federal National Mortgage Assn.*	4.023%	5/1/2033	(1)	12,358	12,410
Federal National Mortgage Assn.*	4.058%	5/1/2033	(1)	32,853	33,184
Federal National Mortgage Assn.*	4.095%	4/1/2033	(1)	15,866	16,024
Federal National Mortgage Assn.*	4.138%	5/1/2033	(1)	22,762	22,988
Federal National Mortgage Assn.*	4.216%	7/1/2033	(1)	71,524	72,413
Federal National Mortgage Assn.*	4.533%	12/1/2032	(1)	18,922	19,302
Federal National Mortgage Assn.*	4.852%	9/1/2032	(1)	12,377	12,690
Federal National Mortgage Assn.*	4.94%	9/1/2032	(1)	7,589	7,793
Federal National Mortgage Assn.*	5.10%	8/1/2032	(1)	14,137	14,503
Federal National Mortgage Assn.*	5.236%	7/1/2032	(1)	7,455	7,661
Federal National Mortgage Assn.*	6.00%	12/1/2016	(1)	19,546	20,581
Federal National Mortgage Assn.*	6.00%	3/1/2017	(1)	14,797	15,557
Federal National Mortgage Assn.*	6.00%	5/1/2017	(1)	20,005	21,033
Federal National Mortgage Assn.*	6.50%	12/1/2011	(1)	2,030	2,163
Federal National Mortgage Assn.*	6.50%	9/1/2016	(1)	17,493	18,588
Federal National Mortgage Assn.*	6.50%	9/1/2016	(1)	30,151	32,038
Federal National Mortgage Assn.*	7.00%	10/1/2011	(1)	3,750	3,976
Federal National Mortgage Assn.*	7.00%	4/1/2013	(1)	20,733	21,831
Federal National Mortgage Assn.*	7.50%	3/1/2015	(1)	2,438	2,598
Federal National Mortgage Assn.*	3.00%	8/25/2032	(1)	10,525	10,462

					1,622,538

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,252,395)					2,245,996

TAXABLE MUNICIPAL BONDS (0.5%)

California Dept. of Water Resources Power Supply Rev	3.975%	5/1/2005		62,725	63,174
Texas Municipal Gas Corp.	2.60%	7/1/2007	(2)	34,870	34,794

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $97,646)					97,968

SOVEREIGN BONDS (U.S. Dollar Denominated) (1.1%)

Corporacion Andina de Fomenta	2.46%	1/26/2007	(1)(3)	44,700	44,694
European Investment Bank	4.625%	3/1/2007		27,500	28,598
Export Development Canada	4.55%	6/30/2005		5,500	5,578
Export-Import Bank of Korea	4.125%	2/10/2009	(2)	19,200	19,392
Pemex Finance Ltd.	9.69%	8/15/2009		41,000	47,150
Pemex Finance Ltd.	8.02%	5/15/2007	(1)	14,933	15,861
Pemex Finance Ltd.	6.55%	2/15/2008	(1)	14,738	15,661
Republic of Costa Rica	8.05%	1/31/2013	(2)	2,310	2,298
Republic of Korea	4.875%	9/22/2014		14,750	14,890
United Mexican States	4.625%	10/8/2008		8,000	8,132

TOTAL SOVEREIGN BONDS
(Cost $203,921)					202,254

				Shares

PREFERRED STOCK

Public Storage, 6.6%				308,325	7,847
(Cost $7,708)

TEMPORARY CASH INVESTMENT (0.9%)

Vanguard Market Liquidity Fund, 1.77%**
(Cost $170,980)				170,979,605	170,980

TOTAL INVESTMENTS (99.5%)
(Cost $18,063,715)					18,204,584

OTHER ASSETS AND LIABILITIES-NET (0.5%)					97,079

NET ASSETS (100%)					$18,301,663

  * The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $2,174,509,000, representing 11.9% of net assets.
(3)Adjustable-rate notes.
(4)Security segregated as initial margin for open futures contracts.
(5)Non-income-producing security — security in default.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $18,063,715,000. Net unrealized appreciation of investment securities for tax purposes was $140,869,000, consisting of unrealized gains of $492,730,000 on securities that had risen in value since their purchase and $351,861,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year Treasury Note	8,636	961,835	6,680
10-Year Treasury Note	(754)	85,626	(1,329)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2004, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)
Coca Cola	12/29/2006	DBS	$48,725	0.18%	$ 21
Coca Cola	1/2/2007	DBS	47,525	0.18%	20
Fifth Third Bancorp	4/2/2007	DBS	38,550	0.45%	-
Verizon	6/15/2006	MSCP	20,000	0.93%	244
Verizon	6/15/2006	GSI	16,000	0.93%	195
Verizon	6/15/2006	MLI	10,000	0.93%	122

					$ 602

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) (000)
11/8/2004	LBI	$32,000	1.52%	(1.71%)†	$ (1)
2/25/2005	LBI	35,000	1.82%	(1.75%)†	(42)
5/4/2005	LBI	26,840	1.50%	(1.69%)†	(111)
6/3/2005	LBI	50,000	4.09%	(1.80%)†	504
6/13/2005	GSI	50,000	4.11%	(1.87%)†	532
6/28/2005	LBI	80,000	2.71%	(1.96%)†	177
9/9/2005	LBI	40,900	2.09%	(1.86%)**	(141)
9/15/2005	LBI	17,000	2.14%	(1.88%)†	(50)
12/13/2005	ABN	25,000	1.95%	(1.87%)†	(173)
12/15/2005	LBI	25,900	2.94%	(1.88%)†	100
1/27/2006	LBI	50,000	2.55%	(2.11%)+	(50)
2/15/2006	BOA	71,700	2.53%	(1.71%)†	(114)
3/15/2006	BOA	25,000	2.41%	(1.88%)†	(85)
4/10/2006	BOA	75,000	2.42%	(2.06%)†	(292)
5/11/2006	DBS	142,700	2.96%	(1.67%)†	495
6/1/2006	ABN	57,050	3.00%	(1.79%)†	225
7/23/2006	DBS	21,965	3.06%	(2.10%)†	95
9/15/2006	LBI	29,325	2.68%	(1.88%)†	(86)
9/15/2006	LBI	29,325	2.57%	(1.88%)†	(143)
9/18/2006	LBI	47,170	2.58%	(1.88%)†	(228)
9/19/2006	DBS	25,000	2.58%	(1.91%)†	(121)
11/13/2006	LBI	24,360	2.97%	(1.76%)†	32
12/10/2006	LBI	26,600	3.15%	(1.86%)†	124
1/12/2007	LBI	25,000	2.64%	(2.06%)†	(167)
1/25/2007	ABN	35,000	2.60%	(2.11%)†	(272)
1/26/2007	JPM	20,000	3.05%	(1.94%)**	37
1/26/2007	DBS	44,700	2.61%	(2.11%)†	(343)
3/9/2007	JPM	34,200	3.11%	(1.86%)†	90
3/12/2007	DBS	19,650	2.70%	(1.86%)†	(132)
4/2/2007	DBS	38,550	3.09%	(2.02%)†	63
4/5/2007	LBI	39,000	2.71%	(2.03%)†	(281)
5/25/2007	ABN	52,300	3.19%	(1.75%)†	174
6/14/2007	DBS	38,000	3.22%	(1.87%)†	139
7/20/2007	DBS	82,575	3.34%	(2.08%)†	501
9/28/2007	LBI	86,800	3.22%	(1.96%)†	127
10/5/2007	DBS	59,750	3.35%	(2.03%)†	291
10/15/2007	LBI	34,200	3.24%	(1.89%)**	49
11/1/2007	ABN	33,100	3.16%	(1.83%)†	(34)
6/2/2009	DBS	40,850	3.77%	(2.01%)†	293

					$ 1,182

*ABN-ABN Amro.
 BOA-Bank of America.
 DBS-Deutsche Bank Securities.
 GSI-Goldman Sachs International.
 JPM-JPMorgan Chase.
 LBI-Lehman Brothers International.
 MLI-Merrill Lynch International.
 MSCP-Morgan Stanley Credit Producers.
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.